Acquisition of Evelyn Partners - Transactions accounted for separately (Details) - Evelyn Partners [member] £ in Millions	6 Months Ended
Jun. 30, 2026 GBP (£)
Repayment of external debt resulting in reduction of borrowings
Disclosure of detailed information about business combination [line items]
External debt held by Evelyn Partners amounting	£ 674
Management loans held by previous investors
Disclosure of detailed information about business combination [line items]
External debt held by Evelyn Partners amounting	£ 11